SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 39: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit/(loss) before tax with income/(loss) before income tax.

The Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece. The Bank, through its extensive network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both Euro and foreign currency), foreign exchange and trade service activities.

In order to (a) manage more effectively delinquent, non-performing and denounced loans to legal entities, and (b) ensure compliance with the provisions of Bank of Greece Executive Committee Act 42/30.5.2014 and Act 47/9.2.2015 and the Code of Conduct (referred to in Article 1(2) of Greek Law 4224/2013, the Bank established a Special Assets Unit (“SAU”), which has the overall responsibility for the management of EUR 5.7 billion loans to legal entities (end-to-end responsibility).

Global Markets & Asset Management

Global Markets and Asset Management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and an associate in Turkey.

International Banking Operations

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Banking Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2012	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	940	745	(106)	71	312	1,265	138	3,365
Net fee and commission income / (loss)	88	85	(177)	6	90	400	3	495
Other	(9)	(49)	(469)	156	17	169	(148)	(333)
Total operating income / (loss)	1,019	781	(752)	233	419	1,834	(7)	3,527
Direct costs	(615)	(51)	(59)	(116)	(272)	(748)	(20)	(1,881)
Allocated costs and provisions	(1,736)	(654)	(247)	(31)	(258)	(286)	(409)	(3,621)
Share of profit of equity method investments	-	-	-	-	-	2	-	2
Profit / (loss) before tax	(1,332)	76	(1,058)	86	(111)	802	(436)	(1,973)

Segment assets as at December 31, 2012
Segment assets	25,694	14,377	19,584	3,136	9,429	24,615	6,295	103,130
Deferred tax assets and Current income tax advance								1,668
Total assets								104,798
IFRS to U.S. GAAP differences								(3,642)
U.S. GAAP total assets								101,156

Other Segment items
Depreciation & amortization(1)	13	2	3	9	32	65	107	231
Credit provisions and other impairment charges	1,436	608	227	29	255	286	312	3,153
Non- current assets additions	12	29	6	5	17	96	79	244

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2013	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	619	696	(101)	84	299	1,299	261	3,157
Net fee and commission income / (loss)	75	90	(140)	7	90	401	6	529
Other	-	(46)	28	102	15	44	(58)	85
Total operating income / (loss)	694	740	(213)	193	404	1,744	209	3,771
Direct costs	(569)	(50)	(55)	(98)	(260)	(859)	(286)	(2,177)
Allocated costs and provisions	(1,114)	(421)	528	14	(117)	(338)	(320)	(1,768)
Share of profit of equity method investments	-	-	(4)	1	1	(3)	-	(5)
Profit / (loss) before tax	(989)	269	256	110	28	544	(397)	(179)

Segment assets as at December 31, 2013
Segment assets	24,901	14,115	16,048	3,365	9,505	23,373	16,768	108,075
Deferred tax assets and Current income tax advance								2,855
Total assets								110,930
IFRS to U.S. GAAP differences								(4,089)
U.S. GAAP total assets								106,841

Other Segment items
Depreciation & amortization(1)	17	3	2	8	27	67	102	226
Credit provisions and other impairment charges	796	375	(548)	(17)	114	339	314	1,373
Non- current assets additions	4	27	-	3	22	102	54	212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2014	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	573	743	189	55	315	1,139	115	3,129
Net fee and commission income / (loss)	72	98	(125)	5	93	393	(5)	531
Other	23	(63)	(106)	103	14	(24)	(43)	(96)
Total operating income / (loss)	668	778	(42)	163	422	1,508	67	3,564
Direct costs	(456)	(47)	(50)	(90)	(253)	(764)	(52)	(1,712)
Allocated costs and provisions	(1,569)	(755)	(66)	(9)	(125)	(347)	(404)	(3,275)
Share of profit of equity method investments	-	-	(2)	1	1	1	-	1
Profit / (loss) before tax	(1,357)	(24)	(160)	65	45	398	(389)	(1,422)

Segment assets as at December 31, 2014
Segment assets	22,821	14,170	11,261	2,865	9,427	27,220	23,154	110,918
Deferred tax assets and Current income tax advance								4,546
Total assets								115,464
IFRS to U.S. GAAP differences								(7,051)
U.S. GAAP total assets								108,413

Other Segment items
Depreciation & amortization(1)	14	3	1	8	24	75	81	206
Credit provisions and other impairment charges	1,287	694	-	61	128	342	353	2,865
Non- current assets additions	5	13	32	4	37	418	340	849

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2012	2013	2014
	(EUR in millions)
Profit / (loss) before tax (*)	(1,973)	(179)	(1,422)
Hedging of Interest Rate Risk and Net Investment Hedge	(359)	559	(1,050)
Difference in loan interest income recognition	(54)	(82)	(51)
Redeemable non-controlling interests	-	-	23
Difference of equity in earnings of investees	46	-	-
Insurance reserves	32	(85)	191
Impairment of AFS securities	19	2	(5)
Bond's portfolio classification	(126)	7	(2)
Other	66	14	(43)
Income/(loss) before income tax	(2,349)	236	(2,359)

*as restated in 2012 due to IAS 19 retrospective application

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1)	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2012
Domestic …………………………………………	65,928	2,410	(2,997)	(3,049)
Turkish operations …………………………………………	24,616	3,004	752	602
Other International …………………………………………..	10,612	806	(103)	(90)
Group …………………………………………….	101,156	6,220	(2,348)	(2,537)

12-month period ended December 31, 2013
Domestic …………………………………………	72,895	3,268	(629)	(641)
Turkish operations …………………………………………	23,478	3,092	830	648
Other International …………………………………………..	10,468	691	35	30
Group …………………………………………….	106,841	7,051	236	37

12-month period ended December 31, 2014
Domestic …………………………………………	70,796	1,941	(2,567)	(2,612)
Turkish operations …………………………………………	27,434	2,590	219	161
Other International …………………………………………..	10,183	654	(11)	(26)
Group …………………………………………….	108,413	5,185	(2,359)	(2,477)

(1)	Total revenue includes OTTI on available for sale securities.